Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,840	$ 2,606
Cash and cash equivalents	15,246	13,426	$ 15,613
Trade and other receivables	6,396	3,631
Loans to equity accounted investments		40
Total financial assets	22,996	19,185
Non-financial assets	85,931	86,548
Total assets	108,927	105,733	101,811
Other financial liabilities	1,276	1,639
Current other financial liabilities	130	225
Trade and other payables	7,027	5,768
Bank loans	2,300
Notes and debentures	14,769	21,045
Lease liabilities	3,896	3,443
Total financial liabilities	29,110	34,310
Non-financial liabilities	24,212	19,248
Total liabilities	53,322	53,558	$ 50,058
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	15,246	13,426
Loans to equity accounted investments		40
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank loans	2,260	2,492
Notes and debentures	14,769	21,045
Other	58	68
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities		165
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	52	60
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	586	1,414
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	6,277	5,354
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	574	269
Current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities	78
Non current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	560
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	20	3
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	207	45
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	3	36
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	1,123	2,009
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	152	159
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	31	32
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	46	47
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Levels 1, 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	304	322
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	2,363	1,633
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 3,547	$ 1,480